Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,960,500.00
Previously Paid Amount	0.00
Total Fee Amount	453.25
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 453.25
Narrative - Max Aggregate Offering Price	$ 2,960,500.00
Final Prospectus	true